LEASES - Maturity of operating leases (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 1,547	$ 1,740
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	208	213
One to two years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	180	193
Two to three years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	167	170
Three to four years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	158	168
Four to five years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	147	162
More than 5 years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 687	$ 834